State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

April 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statutory Prospectuses for the Institutional and Investment classes of each of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund but excluding one prospectus pertaining to the Institutional Class of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund which will be filed simultaneously herewith pursuant to Rule 497(c) of the 1933 Act; the Statutory Prospectus for the Service Class of each of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund; the Statutory Prospectus for the Class M Shares of the State Street Institutional Liquid Reserves Fund; the Administrative Shares class, the Class R Shares and Service Shares class of State Street Equity 500 Index Fund; and the Statutory Prospectuses for the State Street Aggregate Bond Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, and the State Street Institutional Limited Duration Bond Fund, each dated April 30, 2012, do not differ from those contained in Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 27, 2012 (Accession # 0001193125-12-191754).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Mark E. Tuttle

Mark E. Tuttle

Vice President and Counsel